Note 8 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Carrying Value And Fair Value Assets Line Items
Assets	€ 676,689	€ 690,059	[1]	€ 731,856	[1],[2]
Cash cash balances at central banks and other demand deposits [Member]
Carrying Value And Fair Value Assets Line Items
Assets	58,196	42,680		40,039
Financial Assets at fair value	58,196	42,680		40,039
Financial Assets Held For Trading [Member]
Carrying Value And Fair Value Assets Line Items
Assets	90,117	64,695		74,950
Financial Assets at fair value	90,117	64,695		74,950
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Carrying Value And Fair Value Assets Line Items
Assets	5,135
Financial Assets at fair value	5,135
Financial assets designated at fair value through profit or loss [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,313	2,709		2,062
Financial Assets at fair value	1,313	2,709		2,062
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Carrying Value And Fair Value Assets Line Items
Assets	56,337
Financial Assets at fair value	56,337
Financial Assets At Amortised Cost Member
Carrying Value And Fair Value Assets Line Items
Assets	419,660
Financial Assets at fair value	419,857
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Assets Line Items
Assets	2,892	2,485		2,833
Financial Assets at fair value	€ 2,892	2,485		2,833
Available for sale financial assets [Member]
Carrying Value And Fair Value Assets Line Items
Assets		69,476		79,221
Financial Assets at fair value		69,476		79,221
Loans and receivables [Member]
Carrying Value And Fair Value Assets Line Items
Assets		431,521		465,977
Financial Assets at fair value		438,991		468,844
Held to maturity investments [Member]
Carrying Value And Fair Value Assets Line Items
Assets		13,754		17,696
Financial Assets at fair value		€ 13,865		€ 17,619

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.